SEGMENT INFORMATION - Revenues from External Customers (Details) - Perenco and SNH - Sales revenue, net - Customer concentration risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from external customers:
Concentration risk amount	$ 224,959	$ 245,418	$ 213,970
Concentration risk percentage (in percent)	86.00%	82.00%	80.00%